INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents, trademarks and proprietary technology	Brand names (1)	Other	Total assets
Gross carrying amount:
Balance at January 1, 2020	$1,968	$436	$1,920	$297	$392	$5,013
Additions	496	—	14	—	36	546
Acquisitions through business combinations	—	7	—	—	7	14
Dispositions	—	(67)	(5)	—	(101)	(173)
Foreign currency translation	(429)	5	20	—	(6)	(410)
Balances at December 31, 2020	$2,035	$381	$1,949	$297	$328	$4,990
Additions	165	1	77	—	47	290
Dispositions	—	—	(1)	—	(1)	(2)
Foreign currency translation	(145)	(8)	(21)	—	(17)	(191)
Balance at December 31, 2021	$2,055	$374	$2,004	$297	$357	$5,087
Accumulated amortization and impairment
Balance at January 1, 2020	$(159)	$(132)	$(193)	$—	$(19)	$(503)
Amortization expense	(59)	(30)	(136)	—	(24)	(249)
Dispositions	—	67	3	—	16	86
Foreign currency translation	37	7	(4)	—	1	41
Balances at December 31, 2020	$(181)	$(88)	$(330)	$—	$(26)	$(625)
Amortization expense	(71)	(30)	(143)	—	(18)	(262)
Dispositions	—	—	2	—	—	2
Foreign currency translation	14	3	5	—	2	24
Balance at December 31, 2021	$(238)	$(115)	$(466)	$—	$(42)	$(861)
Net book value
December 31, 2020	$1,854	$293	$1,619	$297	$302	$4,365
December 31, 2021	$1,817	$259	$1,538	$297	$315	$4,226
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(1)Includes indefinite life intangible assets with a carrying value of $297 million (2020: $297 million).
The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have expiration dates that range from 2037 to 2056 at which point the underlying concessions assets will be returned to the various grantors.
The proprietary technology within the company’s nuclear technology services operations pertains to developed technology that has the potential to provide competitive advantages and product differentiation. The developed technology was valued at the date the company acquired its nuclear technology services operations using an excess earnings method and a relief-from-royalty method to determine the after-tax cash flows associated to the portfolio of products and processes provided by the business. The technology includes fuel products, components and services, plant designs, as well as engineering and other services to the owners and operators of power plants. These services consist of production and services, field services, reactor services, pump and motor services and engineering services. The proprietary technology acquired was assessed to have an estimated useful life of 15 years.
The customer relationships of the company’s nuclear technology services operations pertain to strong and continuing relationships with many of the company’s customers within the nuclear power generation industry. Due to relatively high barriers to entry, regulatory requirements and the time required to recreate relationships due to the bidding and proposal process within the nuclear power generation industry, existing customer relationships are expected to provide a future source of cash flows. The nuclear technology services operations’ customer relationships were valued at the date the company acquired its nuclear technology services operations using the cost replacement approach to estimate the cost to recreate the existing customer base. The customer relationships acquired were assessed to have estimated useful lives of up to 15 years.
The brand names of the nuclear technology services operations pertain to the recognition of its trade name which carries a strong reputation in the industry and positive brand recognition. The brand has an indefinite useful life and was valued at the date the company acquired its nuclear technology services operations using the income approach.